Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Derivative Financial Instruments
The Corporation’s outstanding commodity derivative instruments designated as hedging instruments are as follows:

As at Dec. 31	2018		2017
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)	2,128	—	1,997	44
The Corporation’s outstanding commodity derivative instruments not designated as hedging instruments are as follows:

As at Dec. 31	2018		2017
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)	58,885	37,023	14,688	7,348
Natural gas (GJ)	80,413	110,488	74,195	103,805
Transmission (MWh)	29	11,163	1	3,455
Emissions (tonnes)	3,134	2,948	516	717
Net Risk Management Assets and Liabilities

Aggregate net risk management assets and (liabilities) are as follows:

As at Dec. 31, 2018
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	59	—	59
Long-term	628	(8)	620
Net commodity risk management assets	687	(8)	679
Other
Current	—	(3)	(3)
Long-term	—	1	1
Net other risk management assets (liabilities)	—	(2)	(2)

Total net risk management assets (liabilities)	687	(10)	677

As at Dec. 31, 2017
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	74	7	81
Long-term	636	11	647
Net commodity risk management assets	710	18	728
Other
Current	—	37	37
Long-term	—	(3)	(3)
Net other risk management assets (liabilities)	—	34	34

Total net risk management assets (liabilities)	710	52	762

As at Dec. 31		2018		2017
Notional amount sold	Notional amount purchased	Fair value asset (liability)	Maturity	Notional amount purchased	Fair value asset (liability)	Maturity
Foreign exchange forward contracts - foreign-denominated receipts/expenditures
AUD218	CAD205	(5)	2019-2022	CAD157	(9)	2018-2021
USD164	CAD214	(7)	2019-2022	CAD104	11	2018-2021
Foreign exchange forward contracts - foreign-denominated debt
CAD124	USD100	10	2022	USD230	(4)	2018
Cross currency swaps - foreign-denominated debt
—	—	—		USD270	35	2018

Net Arrangements
Information about the Corporation’s financial assets and liabilities that are subject to enforceable master netting arrangements or similar agreements is as follows:

As at Dec. 31	2018				2017
	Current financial assets	Long-term financial assets	Current financial liabilities	Long-term financial liabilities	Current financial assets	Long-term financial assets	Current financial liabilities	Long-term financial liabilities
Gross amounts recognized	210	666	(121)	(50)	281	637	(159)	(38)
Gross amounts set-off	—	—	—	—	(43)	—	43	—
Net amounts as presented in the Consolidated Statements of Financial Position	210	666	(121)	(50)	238	637	(116)	(38)

Effect of Hedges

Year ended Dec. 31, 2017 (as reported under IAS 39)
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	163	Revenue	(172)	Revenue	—
		Fuel and purchased power	—	Fuel and purchased power	—
Foreign exchange forwards on commodity contracts	—	Revenue	—	Revenue	—
Foreign exchange forwards on project hedges	(1)	Property, plant and equipment	—	Foreign exchange (gain) loss	—
Foreign exchange forwards on US debt	—	Foreign exchange (gain) loss	3	Foreign exchange (gain) loss	—
Cross-currency swaps	(26)	Foreign exchange (gain) loss	24	Foreign exchange (gain) loss	—
Forward starting interest rate swaps	—	Interest expense	7	Interest expense	—
OCI impact	136	OCI impact	(138)	Net earnings impact	—
The impact of hedged items designated in hedging relationships on OCI and net earnings is:

Year ended Dec. 31, 2018
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	(9)	Revenue	(67)	Revenue	—
		Fuel and purchased power	—	Fuel and purchased power	—
Foreign exchange forwards on commodity contracts	—	Revenue	—	Revenue	—
Foreign exchange forwards on project hedges	—	Property, plant and equipment	—	Foreign exchange (gain) loss	—
Foreign exchange forwards on US debt	—	Foreign exchange (gain) loss	3	Foreign exchange (gain) loss	—
Cross-currency swaps	—	Foreign exchange (gain) loss	—	Foreign exchange (gain) loss	—
Forward starting interest rate swaps	—	Interest expense	7	Interest expense	—
OCI impact	(9)	OCI impact	(57)	Net earnings impact	—

Currency Rate Risk
The possible effect on net earnings and OCI, due to changes in foreign exchange rates associated with financial instruments denominated in currencies other than the Corporation’s functional currency, is outlined below. The sensitivity analysis has been prepared using management’s assessment that an average four cent (2017 and 2016 - four cent) increase or decrease in these currencies relative to the Canadian dollar is a reasonable potential change over the next quarter.

Year ended Dec. 31	2018		2017		2016
Currency	Net earnings increase (decrease)(1)	OCI gain(1),(2)	Net earnings increase(1)	OCI gain(1),(2)	Net earnings decrease(1)	OCI gain(1),(2)
USD	(13)	—	(5)	—	(5)	—
AUD	(7)	—	(7)	—	(7)	—
Total	(20)	—	(12)	—	(12)	—
(1) These calculations assume an increase in the value of these currencies relative to the Canadian dollar.  A decrease would have the opposite effect.
(2) The foreign exchange impact related to financial instruments designated as hedging instruments in net investment hedges has been excluded.

Credit Risk
The following table outlines the Corporation’s maximum exposure to credit risk without taking into account collateral held, including the distribution of credit ratings, as at Dec. 31, 2018:

	Investment grade (Per cent)	Non-investment grade (Per cent)	Total (Per cent)	Total amount
Trade and other receivables(1)	86	14	100	731
Long-term finance lease receivables	100	—	100	191
Risk management assets(1)	99	1	100	808
Loans and notes receivable(2)	—	100	100	77
Total				1,807

(1) Letters of credit and cash and cash equivalents are the primary types of collateral held as security related to these amounts.
(2) Includes the promissory note receivable for $25 million (see Note 13), the loan receivable of $37 million and the note receivable for $15 million (see Note 20). The counterparties have no external credit ratings.

Maturity Analysis of Financial Liabilities
A maturity analysis of the Corporation’s financial liabilities is as follows:

	2019	2020	2021	2022	2023	2024 and thereafter	Total
Accounts payable and accrued liabilities	497	—	—	—	—	—	497
Long-term debt(1)	130	486	91	947	141	1,439	3,234
Commodity risk management assets	58	89	137	125	113	157	679
Other risk management (assets) liabilities	(3)	(3)	(3)	7	—	—	(2)
Finance lease obligations	18	16	9	5	5	10	63
Interest on long-term debt and finance lease obligations(2)	161	152	129	123	84	694	1,343
Dividends payable	58	—	—	—	—	—	58
Total	919	740	363	1,207	343	2,300	5,872
(1) Excludes impact of hedge accounting.
(2) Not recognized as a financial liability on the Consolidated Statements of Financial Position

Hedging Instruments
The impact of the hedging instruments on the statement of financial position is, as follows:

As at Dec. 31, 2018
	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales	23 MMWh	687	Risk management assets	60
Foreign currency risk
Net investment hedges
Foreign-denominated debt	USD400	CAD546	Credit facilities, long-term debt and finance lease obligations	41

The impact of the hedged items on the statement of financial position is, as follows:

As at Dec. 31, 2018
	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve
Commodity price risk
Cash flow hedges
Power forecast sales - Centralia	60	508

	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve
Net investment hedges
Net investment in foreign subsidiaries	41	84